Investment in Mortgage Loans on Real Estate (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Time Deposits [Line Items]
Concentration Amount		$ 11,761,939	$ 10,351,741
Mortgage Loans on Real Estate | CALIFORNIA
Time Deposits [Line Items]
Concentration Amount		$ 2,951,697	$ 2,925,356
Concentration %		25.00%	28.10%
Mortgage Loans on Real Estate | ILLINOIS
Time Deposits [Line Items]
Concentration Amount	[1]		$ 1,085,445
Concentration %	[1]		10.40%

[1]	Mortgage loans on real estate in Illinois did not exceed 10% of the Company's mortgage loan portfolio in 2017.